Segment information	12 Months Ended
Dec. 31, 2019
Segment information
Segment information

25    Segment information

Segment information is presented consistently with the internal reports provided to the Company’s main key executives and chief operating decision makers. They are responsible for allocating resources, assessing the performance of the operating segments, and making the Company’s strategic decisions.

The Executive Officers have defined the operating segments based on the reports used to make structured strategic decisions, which allow for decision-making based on these structures:

(i)

Core: The Core Curriculum business segment provides solutions that address the Brazilian K‑12 curriculum requirements through a personalized and interactive learning experience. Students access content in various formats, such as digital, video, print, and other audiovisual formats that are aligned with the daily curriculum of their classes;

(ii)

Supplemental: The Supplemental Solutions business segment provide additional value-added content that private schools can opt, in addition to the Core Curriculum solution. Currently, the Company’s primary Supplemental product is an English as a second language (ESL) bilingual teaching program. Technological solutions for communication with the students’ parents, learning laboratories that use the methodology of maker culture and content to develop socio-emotional skills are also offered.

The Executive Officers do not make strategic decisions or evaluate performance based on geographic regions. Currently, the Company operates solely in Brazil and mainly all the assets, liabilities and results are allocated in Brazil. Also, based on the agreements signed with private schools as of December 31, 2019 and 2018, none of the customers individually represented more than 5% of total revenue.

	2019
			Total	Adjustments
			reportable	and
	Core	Supplemental	segments	eliminations	Total
Revenue	433,372	139,465	572,837	—	572,837
Cost of sales	(97,513)	(19,745)	(117,258)	—	(117,258)
Gross profit	335,859	119,720	455,579	—	455,579
Selling expenses	—	—	—	—	(199,780)
General and administrative expenses	—	—	—	—	(191,438)
Other income (expenses), net	—	—	—	—	(6,287)
Operating profit	—	—	—	—	58,074
Finance income	—	—	—	—	72,047
Finance costs	—	—	—	—	(170,855)
Share of loss of equity-accounted investees	—	—	—	—	(1,800)
Loss before income taxes	—	—	—	—	(42,534)
Income taxes income	—	—	—	—	33,103
Loss for the year	—	—	—	—	(9,431)

Other disclosures	—	—	—	—	—
Depreciation and amortization	43,854	4,460	48,314	—	48,314
Investments in associates and joint ventures	48,574	—	48,574	—	48,574
Capital expenditures	45,851	8,242	54,093	—	54,093

	2018
			Total	Adjustments
			reportable	and
	Core	Supplemental	segments	eliminations	Total
Revenue	303,031	77,950	380,981	—	380,981
Cost of sales	(70,903)	(9,842)	(80,745)	—	(80,745)
Gross profit	232,128	68,108	300,236	—	300,236
Selling expenses	(87,186)	(26,084)	(113,270)	—	(113,270)
Segment profit	144,942	42,024	186,966	—	186,966
General and administrative expenses	—	—	—	—	(129,754)
Other income (expenses), net	—	—	—	—	4,856
Operating profit	—	—	—	—	62,068
Finance income	—	—	—	—	36,618
Finance costs	—	—	—	—	(198,795)
Share of loss of equity-accounted investees	—	—	—	—	(792)
Loss before income taxes	—	—	—	—	(100,901)
Income taxes income	—	—	—	—	17,985
Loss for the year	—	—	—	—	(82,916)

Other disclosures
Depreciation and amortization	17,997	1,597	19,594	—	19,594
Investments in associates and joint ventures	11,862	—	11,862	—	11,862
Capital expenditures	28,165	8,092	36,257	—	36,257

	2017
			Total	Adjustments
			reportable	and
	Core	Supplemental	segments	eliminations	Total
Revenue	218,957	25,425	244,382	—	244,382
Cost of sales	(54,317)	(4,200)	(58,517)	—	(58,517)
Gross profit	164,640	21,225	185,865	—	185,865
Selling expenses	(56,318)	(8,996)	(65,314)	—	(65,314)
Segment profit	108,322	12,229	120,551	—	120,551
General and administrative expenses	—	—	—	—	(48,931)
Other income (expenses), net	—	—	—	—	3,299
Operating profit	—	—	—	—	74,919
Finance income	—	—	—	—	12,531
Finance costs	—	—	—	—	(20,389)
Share of loss of equity-accounted investees	—	—	—	—	(705)
Profit before income taxes	—	—	—	—	66,356
Income taxes expense	—	—	—	—	(22,716)
Profit for the year	—	—	—	—	43,640

Other disclosures
Depreciation and amortization	12,650	1,638	14,288	—	14,288
Investments in associates and joint ventures	12,654	—	12,654	—	12,654
Capital expenditures	7,183	4,200	11,383	—	11,383

Capital expenditures consist of additions of property and equipment and intangible assets. There were no inter-segment revenues in the years ended December 31, 2019, 2018 and 2017.

Segment performance is evaluated based on segment profit and is measured consistently with profit or loss in the consolidated financial statements. Selling expenses, general and administrative expenses, other income (expenses) net, finance result, share of profit (loss) of equity-accounted investees and income taxes are managed on a Company basis and are not allocated to operating segments.

There were no adjustments or eliminations in the profit or loss between segments. Segment assets and liabilities are measured in the same way as in the financial statements. These assets and liabilities are allocated based on the operations of the segment.

			Total	Adjustments
			reportable	and
	Core	Supplemental	segments	eliminations	Total
As of December 31, 2019
Total assets	2,999,497	176,196	3,175,693	(14,270)	3,161,423
Total liabilities	1,535,695	45,188	1,580,883	(14,270)	1,566,613

As of December 31, 2018
Total assets	1,273,107	62,006	1,335,113	(235)	1,334,878
Total liabilities	254,744	10,485	265,229	(235)	264,994